Cover Document	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Corteva, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	9330 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001755672
Other Address
Document Information [Line Items]
Entity Address, Address Line One	1000 N. West Street, Suite 900,
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
EIDP
Document Information [Line Items]
Entity Registrant Name	EIDP, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00815
Entity Tax Identification Number	51-0014090
EIDP | $3.50 Series Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	$3.50 Series Preferred Stock
Trading Symbol	CTAPrA
Security Exchange Name	NYSE
EIDP | $4.50 Series Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	$4.50 Series Preferred Stock
Trading Symbol	CTAPrB
Security Exchange Name	NYSE